LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
17.	LONG-TERM DEBT

(in thousands of $)	2011	2010
Long-term debt:
8.5% Senior Notes due 2013	274,209	296,074
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	74,583	78,955
3.75% senior unsecured convertible bonds due 2016	125,000	-
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,436,672	1,547,825
	1,910,464	1,922,854
Less: current portion of long-term debt	(150,342)	(162,785)
	1,760,122	1,760,069

The outstanding debt as of December 31, 2011, is repayable as follows:

(in thousands of $) Year ending December 31
2012	150,342
2013	506,158
2014	306,329
2015	367,983
2016	178,411
Thereafter	401,241
Total debt	1,910,464

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2011, was 4.51% per annum (2010: 4.13%). These rates take into consideration the effect of related interest rate swaps. At December 31, 2011, the three month dollar LIBOR rate was 0.581% (2010: 0.303%) and the three month Norwegian kroner NIBOR rate was 2.89% (2010: 2.62%).

8.5% Senior Notes due 2013

On December 15, 2003, the Company issued $580 million of 8.5% senior notes.  Interest on the notes is payable in cash semi-annually in arrears on June 15 and December 15. The notes were not redeemable prior to December 15, 2008, except in certain circumstances. After this date the Company may redeem notes at redemption prices which reduce from an initial redemption price of 104.25% to a redemption price of 100% from December 15, 2011, onwards.

In 2004, 2005 and 2006, the Company bought back and cancelled notes with an aggregate principal amount of $130.9 million. No notes were bought in 2007 and 2008.  In 2009, 2010 and 2011 the Company purchased notes with principal amounts totalling $148.0 million, $5.0 million and $21.9 million, respectively, which are being held as treasury notes and against which certain borrowings are secured (see below). Gains of $20.6 million and $0.5 million were recorded on the purchases in 2009 and 2011, respectively, and a loss of $13,000 was recorded on the purchases in 2010. The net amount outstanding at December 31, 2011, was $274.2 million (2010: $296.1 million).

NOK500 million senior unsecured bonds due 2014

On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014.  The bonds may, in their entirety, be redeemed at the Company's option from October 7, 2013, until April 6, 2014, upon giving bondholders at least 30 days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK40.5 million in 2010 and NOK13.0 million in 2011, which are being held as treasury bonds. The net amount outstanding at December 31, 2011, was NOK446.5 million, equivalent to $74.6 million (2010: NOK459.5 million, equivalent to $79.0 million).

3.75% senior unsecured convertible bonds due 2016

On February 8, 2011, the Company issued a senior unsecured convertible bond loan totaling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $23.94. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

$350 million combined senior and junior secured term loan facility

In June 2005, the Company entered into a combined $350 million senior and junior secured term loan facility with a syndicate of banks, for the purpose of partly funding the acquisition of five VLCCs. The facility bears interest at LIBOR plus a margin for the senior loan and LIBOR plus a different margin for the junior loan. The facility matures in June 2012 and a $167 million secured term loan and revolving credit facility agreement has been entered into to refinance the facility at maturity, as further described below. The net amount outstanding at December 31, 2011, was $144.1 million (2010: $200.7 million).

$210 million secured term loan facility

In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels.  The Company has not provided a corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of 12 years from the date of drawdown for each vessel. The net amount outstanding at December 31, 2011, was $175.0 million (2010: $183.1 million).

$149 million secured term loan facility

In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks.  The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels. One of the vessels was sold in January 2008 and the loan facility now relates to the remaining four vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2011, was $90.8 million (2010: $99.3 million).

$77 million secured term loan facility

In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks.  The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2011, was $51.9 million (2010: $58.3 million).

$30 million secured revolving credit facility

In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank.  The proceeds of the facility were used to partly fund the acquisition of the container vessel SFL Europa. The facility bears interest at LIBOR plus a margin and has a term of seven years.  At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $9.0 million (2010: $11.0 million).

$49 million secured term loan and revolving credit facility

In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of ten years. In June 2011, the terms of the facility were amended such that part of the loan was transformed into a revolving credit facility. At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $33.3 million (2010: $44.5 million).

$58 million secured revolving credit facility

In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks.  The proceeds of the facility were secured against two containerships, AsianAce and Green Ace. The facility bears interest at LIBOR plus a margin and has a term of five years.  At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $33.6 million (2010: $33.6 million).

$60 million secured term loan facility

In June 2009, a wholly-owned subsidiary of the Company entered into a $60 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and against which the facility is secured. The facility bears interest at LIBOR plus a margin and matures in January 2013. The net amount outstanding at December 31, 2011, was $46.5 million (2010: $51.9 million).

$30 million secured term loan facility

In June 2009, a wholly-owned subsidiary of the Company entered into a $30 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and against which the facility is secured. The facility bears interest at LIBOR plus a margin and matures in January 2013. The net amount outstanding at December 31, 2011, was $23.5 million (2010: $26.1 million).

$43 million secured term loan facility

In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Glorycrown.  The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2011, was $37.6 million (2010: $40.5 million).

$725 million secured term loan and revolving credit facility

In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks, secured against 26 vessels chartered to Frontline. Three of the vessels were sold in 2011, and the facility is now secured against the remaining 23 vessels. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $439.8 million (2010: $679.7 million).

$43 million secured term loan facility

In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Everbright.  The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2011, was $37.6 million (2010: $40.5 million).

$25 million secured revolving credit facility

In September 2010, the Company entered into a $25 million secured revolving credit facility with a bank, secured against five non-double hull VLCCs. Two of the vessels were sold in 2011, and at December 31, 2011, the facility was secured against the remaining three vessels. The facility bears interest at LIBOR plus a margin and has a term of two years. At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $15.0 million (2010: $25.0 million).

$54 million secured term loan facility

In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against the newly acquired Supramax drybulk carriers SFL Hudson and SFL Yukon. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at December 31, 2011, was $49.8 million (2010: $53.7 million).

$95 million secured term loan and revolving credit facility

In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured against the jack-up drilling rig Soehanah. The facility bears interest at LIBOR plus a margin and has a term of seven years.  At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $87.5 million (2010: $nil).

$75 million secured term loan facility

In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three newbuilding Supramax drybulk carriers, two of which were delivered in 2011. The facility bears interest at LIBOR plus a margin and has a term of approximately eight years. The Company has provided a limited corporate guarantee for this facility. At December 31, 2011, $9.1 million of the facility was undrawn, relating to the final yard installment on the vessel not yet delivered. The net amount outstanding at December 31, 2011, was $64.7 million (2010: $nil).

$171 million secured term loan facility

In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is a Chinese export credit and is supported by China Export & Credit Insurance Corporation, or SINOSURE, which was provided an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against the newbuilding container vessel SFL Avon, delivered in 2010, and seven newbuilding Handysize drybulk carriers, two of which were delivered in 2011. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel.  At December 31, 2011, $71.6 million of the facility was undrawn, relating to the vessels not yet delivered. The net amount outstanding at December 31, 2011, was $96.8 million (2010: $nil).

$55 million secured securities financing agreement

In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at LIBOR plus a margin and will be secured against the relevant securities. The facility had not been utilized as at December 31, 2011.

$167 million secured term loan and revolving credit facility

In July 2011, the Company entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks. The proceeds of the facility will be used to refinance the $350 million senior and junior secured term loan facility maturing in June 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and is secured against certain vessels.The facility had not been utilized as at December 31, 2011.

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2011, the Company is in compliance with all of the covenants under its long-term debt facilities.